Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Capital Structure

The capital structure as at March 31, 2018 and 2017 was as follows:

	As at March 31,
	2018	2017	% Change
Total equity attributable to the equity shareholders of the Company	$494,956	$415,066	19%
As percentage of total capital	85%	78%
Long term debt (1)	89,900	118,000	(24)%
Total debt	$89,900	$118,000	(24)%
As percentage of total capital	15%	22%

Total capital (debt and equity)	$584,856	$533,066	10%

Note:

(1)	Before netting off debt issuance cost of $769 and $1,257 as at March 31, 2018 and March 31, 2017, respectively.